Revenue recognition (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of Revenue
Our revenue consists of:

			Year ended December 31,
			2021	2020	2019
Revenue Stream	Statements of Operations Classification	Segment	Total Revenue
Revenue from insurance contracts:
Direct Agents title insurance premiums	Net premiums written	Underwriting	$119,236	$81,420	$78,666
Direct Agents title insurance premiums	Net premiums written	Elimination	(976)	—	—
Third-Party Agent title insurance premiums	Net premiums written	Underwriting	357,092	264,188	214,041
Total revenue from insurance contracts			$475,352	$345,608	$292,707
Revenue from contracts with customers:
Escrow fees	Escrow, title-related and other fees	Distribution	$61,005	$41,438	$39,062
Other title-related fees and income	Escrow, title-related and other fees	Distribution	116,064	88,152	90,570
Other title-related fees and income	Escrow, title-related and other fees	Underwriting	3,520	2,099	873
Other title-related fees and income	Escrow, title-related and other fees	Elimination(1)	(101,004)	(70,414)	(68,488)
Total revenue from contracts with customers			$79,585	$61,275	$62,017
Other revenue:
Interest and investment income (2)	Investment, dividend and other income	Distribution	$230	$325	$1,026
Interest and investment income (2)	Investment, dividend and other income	Underwriting	1,952	2,086	2,411
Realized gains and losses, net	Investment, dividend and other income	Distribution	(25)	374	(70)
Realized gains and losses, net	Investment, dividend and other income	Underwriting	949	146	(6)
Total other revenues			$3,106	$2,931	$3,361
Total revenues			$558,043	$409,814	$358,085
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(1)Premiums retained by Direct Agents are recognized as income to the Distribution segment, and expense to the Underwriting segment. Upon consolidation, the impact of these internal segment transactions is eliminated. See Note 7. Segment information for additional breakdown.
(2)Interest and investment income consists primarily of interest payments received on held-to-maturity debt securities, available-for-sale debt securities and mortgage loans.